Inventories - Breakdown of Inventory Allowances (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories
Raw material and supplies for production	$ 7,724	$ 4,186
Products-in-progress	104,970	83,499
Finished product	21,074	16,372
Total	$ 133,768	$ 104,057	$ 75,892	$ 80,930